INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Disclosure of detailed information about inventories

	December 31,	December 31,
	2021	2020
Concentrate	$707	$578
Ore stockpiles	1,510	11,562
Materials and supplies	19,276	18,538
Gold in circuit	1,282	1,266
Gold bullion	2,337	1,794
	$25,112	$33,738